Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 12 — Commitments and Contingencies

Lease commitments

The total future minimum lease payments of short-term lease under the non-cancellable operating lease with respect to the office as of September 30, 2025 are payable as follows:

Lease Commitment
Within 1 year	$32,513

Contingencies

In January 2026, a securities class action complaint was filed in the United States District Court for the Southern District of New York against the Company, certain of its current and former officers and directors, its auditor, and its IPO underwriter, alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder. The complaint purports to be brought on behalf of investors who purchased or otherwise acquired the Company’s securities between May 5, 2025 and September 26, 2025, and alleges that the defendants made materially false and misleading statements and omissions concerning, among other things, the Company’s business, operations and prospects. The complaint further alleges that the Company’s stock price was artificially inflated by a purported market manipulation and promotional scheme and that investors suffered damages when trading in the Company’s securities was halted and the stock price declined. The plaintiffs seek, among other relief, compensatory damages, costs, and attorneys’ fees. The Company strongly denies any wrongdoing, and intends to continue to vigorously defend all of the matters. Since the lawsuit is still in the preliminary stage, the Company is currently unable to estimate the potential outcome, if any, associated with the resolution of the lawsuit.

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.